Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2024
Quarterly Financial Data [Abstract]
Selected Statements of Operations Data

Note 19 - Selected Statements of Operations Data

A.          Restructuring and related charges

During 2023, the Company approved a cost reduction and re-organization plan that included, among other things, downsizing the Company's number of employees in a certain territory (the "2023 Restructuring Plan"). During 2024, the Company approved a cost reduction and re-organization plan that included, among other things, downsizing the Company’s number of employees (the “2024 Restructuring Plan”).

The Company recorded contractual and termination severance pay and other related costs for the impacted employees.

The liabilities related to the restructuring plans as of December 31, 2024, and 2023 amounted to $0 thousand, and $80 thousand, respectively.

The Company does not expect to incur additional costs related to the 2024 and 2023 Restructuring plans.

B.          Financial and other expenses, net

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Financial income:
Interest on deposits	143	93	107
Foreign currency translation differences and
derivatives	566	3,296	3,054

	709	3,389	3,161
Financial expenses:
Bank charges and interest on loans	(5,974)	(7,538)	(5,016)
Foreign currency translation differences and
derivatives	(4,082)	(4,049)	(4,451)
Non-cash revaluation expenses associated with business combination	(1,703)	(110)
Others	(424)	(160)	-

	(12,183)	(11,857)	(9,467)

	(11,474)	(8,468)	(6,306)

C.          Net Income (loss) per share

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Numerator:
Numerator for basic and diluted net income (loss) per share – income (loss) available to shareholders of Ordinary shares	24,063	6,220	(19,689)

Denominator:
Denominator for basic net income (loss) per share – adjusted weighted average number of Ordinary shares	86,191,178	84,617,774	84,132,982
Add – employee stock options and RSU	2,268,824	864,852	-

Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	88,460,001	85,482,626	84,132,982